FAIR VALUE OF ASSETS AND LIABILITIES - Items Measured at fair value on a non-recurring basis (Details) - Non-recurring fair value measurement - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 133,697	$ 82,503
Machinery
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	4,340	3,277
Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	101,214	70,252
Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	28,143	8,974
Level 3
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	133,697	82,503
Level 3 | Machinery
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	4,340	3,277
Level 3 | Real estate for residential purposes
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	101,214	70,252
Level 3 | Real estate different from residential properties
FAIR VALUE OF ASSETS AND LIABILITIES
Financial assets, at fair value	$ 28,143	$ 8,974